Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current
Federal			$ 22,021	$ 16,096	$ 26,089
State			4,141	3,217	4,731
Foreign			1,347	2,385	1,800
Total current			27,509	21,698	32,620
Deferred
Federal			(3,768)	(3,828)	(4,199)
State			(1,800)	(698)	(766)
Foreign			634	(278)	(591)
Total deferred			(4,934)	(4,804)	(5,556)
Total provision (benefit) for income taxes	$ 23,757	$ 23,308	$ 22,575	$ 16,894	$ 27,064